FINANCIAL INSTRUMENTS - Net (gains) losses from risk management activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Net realized risk management (gain) loss	$ (2)	$ 8	$ (843)
Net unrealized risk management loss	37	25	374
Gains (losses) on change in fair value of derivatives	$ (35)	(33)	469
Gains (losses) on change in fair value of derivatives		$ (33)	$ 469